Montgomery, McCracken, Walker & Rhoads, llp
attorneys at law

Don E. Felice	123 South Broad Street	Direct Dial
Admitted in Pennsylvania & New Jersey	Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620	(215) 772-7385 dfelice@mmwr.com
January 26, 2010
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N. W.
Judiciary Plaza
Washington, D.C. 20549

Re:	The Hirtle Callaghan Trust (“Registrant”) Post-Effective Amendment No. 48 1933 Act Registration No. 33 87762 1940 Act Registration No. 811 8918
Ladies and Gentlemen:
On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 48 for the Registrant (“Amendment No. 48”).
On December 21, 2009, the Registrant filed Post-effective Amendment No. 46 (“Amendment No. 46”) in order to establish HC Advisors Shares as a new class of shares available to Shareholders and to incorporate changes to certain investment strategies and policies for certain of the series of the Trust. Following Amendment No. 46, Shareholders of The Fixed Income Opportunity Portfolio approved a new portfolio management agreement on January 25, 2010 between the Registrant and Pacific Investment Management Company, LLC (“PIMCO”). The primary purpose of Amendment No. 48 is to include such information in a post-effective amendment filed pursuant to Rule 485(a).
The Registrant requests that the effectiveness of Amendment No. 48 be accelerated to February 19, 2010.

Very truly yours,
/s/ Don E. Felice
Don E. Felice
Enclosure

cc (w/enc):
     Audrey Talley, Esq.
     Robert J. Zion
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